Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.
(a)
................. 297 $ 168,675
Beverages — 3.5%
Coca-Cola Europacific Partners plc ......... 1,724 156,367
Keurig Dr Pepper, Inc. ................. 5,113 143,215
Monster Beverage Corp.
(a)
............... 3,677 281,915
581,497
Biotechnology — 6.5%
Alnylam Pharmaceuticals, Inc.
(a)
........... 497 197,632
Insmed, Inc.
(a)
....................... 803 139,754
Regeneron Pharmaceuticals, Inc. .......... 389 300,257
Vertex Pharmaceuticals, Inc.
(a)
............ 955 432,959
1,070,602
Broadline Retail — 4.1%
(a)
MercadoLibre, Inc. .................... 191 384,724
PDD Holdings, Inc. , ADR ................ 2,513 284,949
669,673
Commercial Services & Supplies — 2.6%
Cintas Corp. ........................ 1,512 284,362
Copart, Inc.
(a)
....................... 3,643 142,623
426,985
Construction & Engineering — 1.1%
Ferrovial SE ........................ 2,761 178,388
Electric Utilities — 5.9%
American Electric Power Co., Inc. .......... 2,010 231,773
Constellation Energy Corp. .............. 1,175 415,092
Exelon Corp. ........................ 3,802 165,729
Xcel Energy, Inc. ..................... 2,226 164,413
977,007
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A .............. 3,714 169,136
Entertainment — 3.9%
Electronic Arts, Inc. ................... 941 192,275
Take-Two Interactive Software, Inc.
(a)
........ 695 177,941
Warner Bros Discovery, Inc.
(a)
............ 9,326 268,775
638,991
Financial Services — 1.2%
PayPal Holdings, Inc. .................. 3,521 205,556
Food Products — 2.2%
Kraft Heinz Co. (The) .................. 4,455 108,034
Mondelez International, Inc. , Class A ........ 4,856 261,398
369,432
Ground Transportation — 2.3%
CSX Corp. ......................... 7,008 254,040
Old Dominion Freight Line, Inc. ........... 787 123,402
377,442
Health Care Equipment & Supplies — 2.7%
Dexcom, Inc.
(a)
...................... 1,460 96,900
GE HealthCare Technologies, Inc. ......... 1,714 140,582
IDEXX Laboratories, Inc.
(a)
............... 301 203,636
441,118
Hotels, Restaurants & Leisure — 7.5%
Airbnb, Inc. , Class A
(a)
.................. 1,601 217,288
DoorDash, Inc. , Class A
(a)
............... 1,529 346,288
Marriott International, Inc. , Class A ......... 1,010 313,342
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................... 4,279 $ 360,335
1,237,253
Industrial Conglomerates — 2.8%
Honeywell International, Inc. ............. 2,389 466,070
IT Services — 0.9%
Cognizant Technology Solutions Corp. , Class A . 1,816 150,728
Machinery — 1.3%
PACCAR, Inc. ....................... 1,977 216,501
Media — 3.1%
Charter Communications, Inc. , Class A
(a)
..... 487 101,661
Comcast Corp. , Class A ................ 13,678 408,836
510,497
Oil, Gas & Consumable Fuels — 1.0%
Diamondback Energy, Inc. ............... 1,078 162,056
Pharmaceuticals — 1.2%
AstraZeneca plc , ADR ................. 2,197 201,970
Professional Services — 5.3%
Automatic Data Processing, Inc. ........... 1,522 391,504
Paychex, Inc. ....................... 1,354 151,892
Thomson Reuters Corp.
(b)
............... 1,674 220,784
Verisk Analytics, Inc. ................... 525 117,437
881,617
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................... 1,595 107,248
Semiconductors & Semiconductor Equipment — 10.2%
Analog Devices, Inc. ................... 1,843 499,822
ARM Holdings plc , ADR
(a)
............... 523 57,169
ASML Holding NV (Registered), NYRS , ADR .. 330 353,054
Marvell Technology, Inc. ................ 3,244 275,675
Microchip Technology, Inc. ............... 2,034 129,606
Monolithic Power Systems, Inc. ........... 180 163,145
NXP Semiconductors NV ............... 947 205,556
1,684,027
Software — 21.1%
Adobe, Inc.
(a)
........................ 1,575 551,234
Atlassian Corp. , Class A
(a)
............... 633 102,635
Autodesk, Inc.
(a)
...................... 798 236,216
Cadence Design Systems, Inc.
(a)
.......... 1,024 320,082
Crowdstrike Holdings, Inc. , Class A
(a)
........ 944 442,509
Datadog, Inc. , Class A
(a)
................ 1,225 166,588
Fortinet, Inc.
(a)
....................... 2,799 222,268
Palo Alto Networks, Inc.
(a)
............... 2,623 483,157
Roper Technologies, Inc. ................ 405 180,278
Strategy, Inc. , Class A
(a)
................ 1,008 153,166
Synopsys, Inc.
(a)
..................... 699 328,334
Workday, Inc. , Class A
(a)
................ 802 172,253
Zscaler, Inc.
(a)
....................... 600 134,952
3,493,672
Specialty Retail — 3.1%
O'Reilly Automotive, Inc.
(a)
............... 3,177 289,774
Ross Stores, Inc. ..................... 1,224 220,491
510,265
Technology Hardware, Storage & Peripherals — 2.7%
Seagate Technology Holdings plc .......... 804 221,414
Western Digital Corp. .................. 1,287 221,711
443,125

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.0%
Fastenal Co. ........................ 4,320 $ 173,362
Total Long-Term Investments — 99 .8%
(Cost: $ 15,941,915 ) ............................... 16,512,893
Short-Term Securities
Money Market Funds — 0.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 44,858 44,881
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 19,549 19,549
Total Short-Term Securities — 0 .4%
(Cost: $ 64,430 ) ................................. 64,430
Total Investments — 100 .2%
(Cost: $ 16,006,345 ) ............................... 16,577,323
Liabilities in Excess of Other Assets — (0.2) % ............. (35,466)
Net Assets — 100.0% ...............................
$ 16,541,857
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,350,707 $ — $ (1,305,703)
(a)
$ (135) $ 12 $ 44,881 44,858 $ 732
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,689 — (16,140)
(a)
— — 19,549 19,549 1,030 —
$ (135) $ 12 $ 64,430 $ 1,762 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 16,512,893 $ — $ — $ 16,512,893
Short-Term Securities
Money Market Funds ...................................... 64,430 — — 64,430
$ 16,577,323 $ — $ — $ 16,577,323
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares